Commitments and Contingencies - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies
Long-term contracts, contract price	$ 3,402	$ 75,824
Long-term contracts, commitments amount	2,380	38,579
Letter of credit	488
Contractual obligation	$ 129,420	$ 172,986